Cash, balances with banks and cash equivalents (Details 1) - BRL (R$) R$ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Cash [abstract]
Cash and due from banks in domestic currency		R$ 14,734,228	R$ 12,939,852
Cash and due from banks in foreign currency		4,877,776	2,088,498
Compulsory deposits with the Central Bank	[1]	87,596,916	66,714,226
Investments in gold		823	375
Total		R$ 107,209,743	R$ 81,742,951

[1]	Compulsory deposits with the Central Bank of Brazil refer to a minimum balance that financial institutions must maintain at the Central Bank of Brazil based on a percentage of deposits received from third parties.